Taxes Payable	12 Months Ended
Dec. 31, 2021
Taxes Payable
Taxes Payable

12. Taxes Payable

The following is a summary of taxes payable as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB
VAT payable	11,134	12,831
Withholding individual income taxes for employees	9,970	8,114
Enterprise income taxes payable	38,281	26,690
Others	685	936
Total	60,070	48,571